Other Assets (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, net	¥3,905	¥4,635	$56,394
Investments in non-marketable securities	639	613	7,458
Other	4,895	4,968	60,445

Total other assets	¥9,439	¥10,216	$124,297

Capitalized Computer Software

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, at cost	¥22,428	¥23,913	$290,948
Less—Accumulated amortization	(18,523)	(19,278)	(234,554)

Capitalized computer software, net	¥3,905	¥4,635	$56,394

Estimated Amortization Expense Of Computer Software

Millions of Yen
Year ending March 31,
2013	1,735
2014	1,401
2015	890
2016	439
2017	170